Oil and natural gas properties (Tables)	12 Months Ended
Dec. 31, 2021
Oil and natural gas properties
Summary of the fair value of the assets acquired and the liabilities assumed in the Permian Basin acquisition that met the definition of a business combination

December 31,
2020
Fair value of proved assets acquired and liabilities assumed
Proved oil and gas properties (1)	$1,766,581
Less: Asset retirement obligations	(3,031)
Net assets acquired	1,763,550
Cash consideration transferred (including liabilities assumed)	$1,763,550
(1)	Amount includes asset retirement costs of $3,031 for 2020